CONTENT ASSETS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 21,068					$ 285.2
Less current content assets, net	499		₽ 395			6.8
Non-current content assets, net	7,464		3,295			101.0
Amortization of intangible assets	3,825	$ 51.8	2,613		₽ 2,304
Content Assets
Finite-Lived Intangible Assets [Line Items]
Content assets, net	7,963		3,690			107.8
Amortization of intangible assets	3,013		1,167	$ 40.8	184
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Content assets, net	5,882		2,992			79.6
Amortization of intangible assets	2,625		1,045	35.5	180
Produced content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	388		122	$ 5.3	₽ 4
Released, less amortization
Finite-Lived Intangible Assets [Line Items]
Content assets, net	844		101			11.4
Completed and not released
Finite-Lived Intangible Assets [Line Items]
Content assets, net	116					1.6
In production and in development
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 1,121		₽ 597			$ 15.2